S-K 1603(a) SPAC Sponsor	Nov. 17, 2025
ITHAX Acquisition Sponsor III LLC [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	ITHAX Acquisition Sponsor III LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor has purchased an aggregate of 7,666,667 Class B ordinary shares for an aggregate of $25,000 (approximately $0.003 per share), up to 1,000,000 of which will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriters’ over-allotment option is exercised, which will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, or earlier at the option of the holders thereof on a one-for-one basis, subject to the adjustments described herein. Because our sponsor acquired the Class B ordinary shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Additionally, our public shareholders may experience dilution from the exercise of the 5,500,000 private placement warrants (whether or not the over-allotment option is exercised) to be purchased by our sponsor and Cantor Fitzgerald & Co. as well as conversion of any working capital loans into equity, if elected by the sponsor. Also, the conversion of any working capital loans into private placement warrants, as well as the exercise of such private placement warrants, would further increase the dilution to our public shareholders. In the case that additional Class A ordinary shares, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts issued in this offering and related to the closing of our initial business combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance, in each case in accordance with the terms of our amended and restated memorandum and articles of association) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, 25% of the sum of (i) the total number of all ordinary shares issued and outstanding upon the completion of this offering (including any Class A ordinary shares issued pursuant to the underwriters’ over-allotment option and excluding any Class A ordinary shares underlying the private placement warrants issued to the sponsor), (ii) plus all ordinary shares and equity-linked securities issued or deemed issued in connection with the closing of our initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent warrants issued to the sponsor or an affiliate of the sponsor or to the company’s officers and directors upon the conversion of working capital loans made to the company) and minus (iii) any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination and any redemptions of Class A ordinary shares by public shareholders in connection with any amendment to our amended and restated memorandum and articles of association made prior to the consummation of the initial business combination (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-business combination activity; provided that such conversion of founder shares will never occur on a less than one-for-one basis. If we increase or decrease the size of this offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders, on an as-converted basis, at 25% of our issued and outstanding ordinary shares upon the consummation of this offering. Such dilution could materially increase to the extent that the anti-dilution provision of the founder shares results in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the founder shares at the time of our initial business combination to maintain the number of founder shares at 25% (as described above). Prior to the closing of our initial business combination, only holders of our Class B ordinary shares (i) will have the right to vote to appoint and remove directors prior to or in connection with the completion of our initial business combination and (ii) will be entitled to vote on continuing our company in a jurisdiction outside the Cayman Islands (including any special resolution required to amend our constitutional documents or to adopt new constitutional documents, in each case, as a result of our approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands). On any other matters submitted to a vote of our shareholders prior to or in connection with the completion of our initial business combination, holders of the Class B ordinary shares and holders of the Class A ordinary shares will vote together as a single class, except as required by law. Upon consummation of this offering or thereafter, we will repay up to $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses, and we will begin paying an affiliate of our sponsor $12,500 per month for office space and administrative and personnel services. In the event that following this offering we obtain working capital loans from our sponsor to finance transaction costs related to our initial business combination, up to $1,500,000 of such loans may be convertible into warrants of the post-business combination entity at a price of $1.00 per warrant at the option of our sponsor. Additionally, following consummation of a business combination, members of our management team will be entitled to reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. Each of our independent directors will also receive an indirect interest in 15,000 founder shares through membership interests in our sponsor. As a result, there may be actual or potential material conflicts of interest between members of our management team, our sponsor and its affiliates on one hand, and purchasers in this offering on the other.
Orestes Fintiklis [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Orestes Fintiklis has approximately 20 years of experience in asset management and hospitality investments and is the Founder and Managing Partner of Ithaca Capital Partners, or Ithaca, a private equity real estate investment management company. Mr. Fintiklis was the chief executive officer and chairman of the board of directors of ITHAX I, a special purpose acquisition company that consummated its initial public offering in January 2021 and successfully completed its business combination in July 2022 in a transaction that included an all-equity PIPE at $10.00 per share. After the business combination, Mr. Fintiklis served as executive vice chairman until November 2024 and as a member of the board of directors until April 2025.